Cover	Mar. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2026
File Number	333-268561
Registrant Name	IMA Tech
Entity Central Index Key	0001980295
Entity Tax Identification Number	98-1626237
address	Room 302, Building 24, Lane 977
address	Jufeng Road, Pudong, New Area
city	Shanghai
address	CN
Entity Address, Postal Zip Code	200120
area code	86
Local Phone Number	18621500863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
ExTransition Period	false